Staff costs	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Staff costs

7	Staff costs

	2024 € '000s	2023 € '000s	2022 € '000s
Staff costs are as follows:
Salaries and wages	164,076	168,171	158,231
Social security costs	5,699	6,897	7,891
RSU expense	10,337	16,836	24,261
Other pension costs[1]	3,020	4,021	2,522
	183,132	195,925	192,905
The average monthly number of employees, including the directors’, during the year was as follows:
Average number of employees	3,257	3,727	3,891
[1] Other pension costs relates to contributions made by the Group to defined contribution plans.
Refer to note 27 ‘Related party transactions’ for details relating to key management remuneration included in the above.